BALANCE SHEETS	Dec. 31, 2019 USD ($)
Q S I Operations Inc
Current assets
Cash	$ 32,930,000
Prepaid expenses and other current assets	478,000
Due from related parties	458,000
Total Current Assets	33,866,000
PROPERTY AND EQUIPMENT, NET	2,551,000
OTHER ASSETS - RELATED PARTY	994,000
Total Assets	37,411,000
Current liabilities
Accounts payable	869,000
Due to related parties	44,000
Accrued expenses and other current liabilities	1,014,000
Total Current Liabilities	1,927,000
LONG-TERM LIABILITIES:
Other non-current liabilities	28,000
Total Liabilities	1,955,000
COMMITMENTS AND CONTINGENCIES (NOTE 13)
CONVERTIBLE PREFERRED STOCK
Class A common stock subject to possible redemption, 10,248,923 shares at $10.00 per share	160,555,000
STOCKHOLDERS' DEFICIT:
Additional Paid-in Capital	10,530,000
Accumulated deficit	(135,630,000)
Total Stockholders' Equity	(125,099,000)
Total Liabilities and Stockholders' Equity	37,411,000
Q S I Operations Inc | Common Stock
STOCKHOLDERS' DEFICIT:
Class A Common Stock	1,000
Q S I Operations Inc | Special-voting common stock
STOCKHOLDERS' DEFICIT:
Class A Common Stock	$ 0